Convertible Senior Notes - Additional Information (Details) $ / shares in Units, ¥ in Thousands, shares in Millions								9 Months Ended				12 Months Ended
	Dec. 31, 2023 CNY (¥)	Mar. 07, 2023 USD ($) Days $ / shares	Feb. 24, 2023 USD ($)	Dec. 30, 2022 USD ($) $ / shares	Jan. 08, 2021 USD ($)	Dec. 21, 2020 USD ($) Days $ / shares	Mar. 29, 2019 USD ($) Days $ / shares shares	Sep. 30, 2024 USD ($)	Sep. 30, 2024 CNY (¥)	Sep. 30, 2023 CNY (¥)	Sep. 30, 2022	Dec. 31, 2023 USD ($)	Sep. 30, 2024 CNY (¥)	Aug. 24, 2024 USD ($)
Debt Instrument [Line Items]
Debt instrument, face amount	¥ 10,801,658							$ 1,118,171,000					¥ 7,846,874
Minimum percentage of aggregate principal amount of convertible senior notes payable upon event of default								25.00%	25.00%
Interest cost recognized								$ 94,646,000	¥ 664,184	¥ 704,020
2025 Convertible Senior Notes
Debt Instrument [Line Items]
Debt instrument, face amount							$ 1,200,000,000
Debt instrument, payment terms							The 2025 Notes are senior, unsecured obligations of the Company, and interest is payable semi-annually in cash at a rate of 2.00% per annum on October 1 and April 1 of each year, beginning on October 1, 2019.
Debt instrument, frequency of periodic payment							semi-annually
Annual interest rate							2.00%
Loan agreement expiration date							Apr. 01, 2025
Debt instrument, repurchase date							Apr. 01, 2023
Percentage of repurchase price is equal to principal amount of convertible notes							100.00%
Debt Instrument Redeemed Amount												$ 1,197,600,000
Aggregate schedule of maturities repayment of principal payments due in 2025								2,400,000					16,700
2025 Convertible Senior Notes | American Depositary Shares
Debt Instrument [Line Items]
Debt instrument, initial conversion rate							33.0003
Debt instrument, conversion basis principle amount							$ 1,000
Debt instrument, initial conversion price | $ / shares							$ 30.3
Debt instrument, convertible threshold trading days | Days							20
Debt instrument, convertible threshold consecutive trading days | Days							30
Debt instrument, convertible threshold percentage							130.00%
Number of business days | Days							5
Convertible threshold percentage of the product of ADS sale price and conversion rate							98.00%
Purchase price of capped call options							$ 84,500,000
Settlement shares of capped call options | shares							39.6
Capped call options cap price | $ / shares							40.02
Cost of capped call recorded as reduction in additional paid-in capital							$ 84,500,000
2025 Convertible Senior Notes | American Depositary Shares | Convertible Period
Debt Instrument [Line Items]
Debt instrument, convertible threshold consecutive trading days | Days							10
2026 Convertible Senior Notes
Debt Instrument [Line Items]
Debt instrument, face amount						$ 800,000,000
Debt instrument, payment terms						The convertible senior notes issued on December 21, 2020 and January 8, 2021 (collectively referred to as the “2026 Notes”) are senior, unsecured obligations of the Company, and interest is payable semi-annually in cash at a rate of 4.00% per annum on June 15 and December 15 of each year, beginning on June 15, 2021.
Debt instrument, frequency of periodic payment						semi-annually
Annual interest rate						4.00%
Loan agreement expiration date						Dec. 15, 2026
Debt instrument, repurchase date						Aug. 01, 2024
Percentage of repurchase price is equal to principal amount of convertible notes						100.00%
Debt Instrument Redeemed Amount								395,500,000	¥ 2,775,100			$ 504,400,000
Additional debt principal amount offered						$ 100,000,000
Debt instrument additional principal amount issued pursuant to underwriters exercise of option					$ 100,000,000
Aggregate schedule of maturities repayment of principal payments due in 2026								100,000					1,100
2026 Convertible Senior Notes | American Depositary Shares
Debt Instrument [Line Items]
Debt instrument, initial conversion rate						44.8179
Debt instrument, conversion basis principle amount						$ 1,000
Debt instrument, initial conversion price | $ / shares						$ 22.31
Debt instrument, convertible threshold trading days | Days						20
Debt instrument, convertible threshold consecutive trading days | Days						30
Debt instrument, convertible threshold percentage						130.00%
Number of business days | Days						5
Convertible threshold percentage of the product of ADS sale price and conversion rate						98.00%
2026 Convertible Senior Notes | American Depositary Shares | Convertible Period
Debt Instrument [Line Items]
Debt instrument, convertible threshold consecutive trading days | Days						10
2023 Notes, 2025 Notes and 2026 Notes
Debt Instrument [Line Items]
Debt Instrument, description of events of default											any event of default are to take place, the trustee or the holders of at least 25% in aggregate principal amount may declare the whole principal of (or, in the case of the PAG Notes, 120% or 130% of the principal amount for such notes, as the case may be, depending on the date of occurrence of the event of default), and accrued and unpaid interest on, all the outstanding convertible senior notes to be due and payable immediately, subject to certain exceptions and conditions under the respective indenture. The Company may also be required to pay additional interest. If any fundamental change are to take place, holders of the notes will have the right, at their option, to require the Company to repurchase all of their notes or any portion of the principal amount (or, in the case of the PAG Notes, 120% or 130% of the principal amount for such notes, as the case may be, depending on the date of occurrence of the fundamental change), and accrued and unpaid interests. In the event of a fundamental change, the Company may also be required to issue additional ADSs upon conversion of its convertible notes. As of September 30, 2024, there was no such event of default or fundamental change.
PAG Convertible Senior Notes
Debt Instrument [Line Items]
Debt instrument, face amount				$ 500,000,000
Debt instrument, payment terms				The convertible senior notes issued on December 30, 2022 and February 24, 2023 (collectively referred to as the “PAG Notes”) are senior, secured obligations of the Company by certain collateral arrangements, and interest is payable quarterly in cash at a rate of 6.00% per annum on January 1, April 1, July 1 and October 1 of each year, beginning on April 1, 2023.
Debt instrument, frequency of periodic payment				quarterly
Annual interest rate				6.00%
Debt instrument, initial conversion price | $ / shares				$ 4.61
Debt instrument, collateralized restricted cash								$ 77,577,000					¥ 544,404
Drawdowns related to facility agreement														$ 400,000,000
Debt instrument, repurchase right for principal amount														$ 522,500,000
Additional debt principal amount offered				$ 50,000,000
Debt instrument additional principal amount issued pursuant to underwriters exercise of option			$ 50,000,000
Effective interest rate	12.05%							10.20%	10.20%
Interest cost recognized								$ 53,409,000	¥ 374,800	¥ 348,946
PAG Convertible Senior Notes | After Third Anniversary of Issuance Date
Debt Instrument [Line Items]
Debt instrument, face amount								$ 33,000,000
Percentage of repurchase price is equal to principal amount of convertible notes				120.00%
Percentage of repayment of principal amount upon occurrence of event of default								120.00%	120.00%
Percentage of repayment of principal amount upon occurrence of fundamental change								120.00%	120.00%
Debt instrument, repurchase price, percentage of principal amount of notes								120.00%	120.00%
Liability accreted remaining period								1 year 3 months					1 year 3 months
PAG Convertible Senior Notes | Fifth Anniversary of Issuance Date
Debt Instrument [Line Items]
Debt instrument, face amount								$ 679,300,000
Percentage of repurchase price is equal to principal amount of convertible notes				130.00%
Percentage of repayment of principal amount upon occurrence of event of default								130.00%	130.00%
Percentage of repayment of principal amount upon occurrence of fundamental change								130.00%	130.00%
Debt instrument, repurchase price, percentage of principal amount of notes								130.00%	130.00%
Liability accreted remaining period								3 years 3 months					3 years 3 months
PAG Convertible Senior Notes | American Depositary Shares
Debt Instrument [Line Items]
Debt instrument, initial conversion rate				216.9668
Debt instrument, conversion basis principle amount				$ 1,000
2028 Convertible Senior Notes
Debt Instrument [Line Items]
Debt instrument, face amount		$ 600,000,000						$ 565,600,000
Debt instrument, payment terms		The 2028 Notes are senior, unsecured obligations of the Company, and interest is payable quarterly in cash at a rate of 6.50% per annum on March 15, June 15 September 15 and December 15 of each year, beginning on June 15, 2023.
Debt instrument, frequency of periodic payment		quarterly
Annual interest rate		6.50%
Loan agreement expiration date		Mar. 15, 2028
Debt instrument, repurchase date		Mar. 16, 2026
Percentage of repurchase price is equal to principal amount of convertible notes		100.00%
Initial proceeds from debt issuance, gross		$ 600,000,000
Debt Instrument Redeemed Amount								$ 34,400,000	¥ 241,700
Effective interest rate								7.15%	7.15%
Net proceeds from issuance of notes		589,500,000
Underwriting discounts and offering expenses		$ 10,500,000
Liability accreted remaining period								1 year 5 months 15 days					1 year 5 months 15 days
Aggregate schedule of maturities repayment of principal payments due in 2028								$ 1,280,600,000					¥ 8,986,500
2028 Convertible Senior Notes | American Depositary Shares
Debt Instrument [Line Items]
Debt instrument, initial conversion rate		101.4636
Debt instrument, conversion basis principle amount		$ 1,000
Debt instrument, initial conversion price | $ / shares		$ 9.86
Debt instrument, convertible threshold trading days | Days		20
Debt instrument, convertible threshold consecutive trading days | Days		30
Debt instrument, convertible threshold percentage		130.00%						130.00%	130.00%
Number of business days | Days		5
Convertible threshold percentage of the product of ADS sale price and conversion rate		98.00%
2028 Convertible Senior Notes | American Depositary Shares | Convertible Period
Debt Instrument [Line Items]
Debt instrument, convertible threshold consecutive trading days | Days		10